Derivative Financial Instruments - Disclosure of Fair Value of Outstanding Gold Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	$ 116,563	$ 8,829
Non-current derivative financial liabilities	46,372	11,082
Derivative financial liabilities	162,935	19,911
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	9,871	2,279
Non-current derivative financial liabilities	10,630	1,730
Derivative financial liabilities	$ 20,501	$ 4,009	$ 0